Deferred Tax Assets and (Liabilities) - Narrative (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 19,030	£ 18,323	[1]
Unused tax losses for which no deferred tax asset recognised	5,200	0		£ 0
Maximum | Goodwill impairment testing
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	3,500
Maximum | UK profit allocation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	£ 3,500
Percentage of reasonably possible decrease in unobservable input, assets	20.00%
Minimum | UK profit allocation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	£ 1,700
Percentage of reasonably possible decrease in unobservable input, assets	10.00%
United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 11,500	£ 9,200		£ 9,700

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).